Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 7,991	$ 634
Reductions based on tax positions related to prior year	(418)	(87)
Additions based on tax positions related to current year	3,021	7,444
Balance at end of year	$ 10,594	$ 7,991